Income Tax (Tables)	12 Months Ended
Jun. 30, 2018
Income Taxes [Abstract]
Schedule of major components of income tax benefit
The major components of income tax benefit for the fiscal years ended June 30, 2018, 2017 and 2016 are as follows:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Current income tax:
Current income tax charge	$(1,956)	$(11,518)	$(6,475)
Adjustments in respect of current income tax of previous years	(48)	(25)	989
Deferred tax:
Benefit (expense) relating to origination and reversal of temporary differences	(18,140)	28,061	17,041
Adjustments in respect of temporary differences of previous years	(33,363)	630	(2,275)
Income tax benefit (expense)	$(53,507)	$17,148	$9,280

Schedule of reconciliation of income tax benefit
A reconciliation between income tax benefit and the product of accounting income (loss) multiplied by the United Kingdom's domestic tax rate for the fiscal years ended June 30, 2018, 2017 and 2016, is as follows:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Loss before income tax benefit (expense)	$(65,834)	$(59,652)	$(4,907)
At the United Kingdom's statutory income tax rate of 19%, 19.75%, and 20.00% in fiscal 2018, 2017 and 2016, respectively	12,508	11,781	983
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	2,620	18,404	20,673
Non-deductible charges relating to exchangeable senior notes	(3,195)	—	—
Share-based payment	(11,199)	(9,946)	(6,317)
Foreign tax credits not utilized	(81)	—	(4,011)
Amortization of intangible assets that do not give rise to deferred taxes	(31)	(673)	(907)
Non-deductible retention on acquisition	—	(150)	(405)
Non-assessable non-operating items	—	—	7,995
Foreign tax rate adjustment	(4,968)	(1,990)	(7,341)
Adjustment to deferred tax balance	(14,602)	(332)	150
Other items, net	(1,148)	(551)	(254)
	(20,096)	16,543	10,566
Adjustments in respect to current income tax of previous years	(48)	(25)	989
Adjustments in respect to deferred income tax of previous years	(33,363)	630	(2,275)
Income tax benefit (expense)	$(53,507)	$17,148	$9,280

Schedule of reconciliation of deferred tax assets, net
Details of deferred taxes, recognized and unrecognized:

	Consolidated Statements of Financial Position		Consolidated Statements of Operations

	As of June 30,		Fiscal Year Ended June 30,
	2018	2017	2018	2017
	(U.S. $ in thousands)
Depreciation for tax purposes	$2,537	$1,122	$1,415	$4,331
Provisions, accruals and prepayments	7,349	7,560	(211)	1,795
Deferred revenue	28,093	15,275	12,818	11,621
Unrealized foreign currency exchange gains	(410)	(184)	(226)	—
Carried forward tax losses (gains)	850	35,071	(34,221)	29,729
Carried forward tax credits—credited to profit and loss	5,456	46,412	(41,546)	9,709
Intangible assets	16,620	(34,060)	50,680	9,091
Tax benefit (expense) from share plans—income	216	30,597	(30,379)	10,695
Tax benefit (expense) from share plans—equity	127	42,846	(123)	(48,012)
Deferred foreign taxes	(10,605)	—	(10,605)	—
Other, net	2,378	(350)	895	(267)
Deferred tax benefit	—	—	$(51,503)	$28,692
Deferred tax assets, net	$52,611	$144,289
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	$64,662	$188,239
Deferred tax liabilities	(12,051)	(43,950)
Deferred tax assets, net	$52,611	$144,289
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes	2,081	$—
Provisions, accruals and prepayments	3,514	—
Deferred revenue	22,541	—
Unrealized foreign currency exchange gains	132	—
Unused tax losses	166,465	2,022
Intangible assets	2,052,484	—
Tax benefit from share plans- income	30,114	—
Tax benefit from share plans- equity	62,760	—
Capital loss	1,391	1,391
Carried forward tax credits- credited to profit and loss	25,524	3,587
Unrealized loss on investments	160	51
Other, net	1,121	—
	$2,368,287	$7,051

	2018	2017
	(U.S. $ in thousands)
Reconciliation of deferred tax assets, net
Balance as of July 1,	$144,289	$120,773
Deferred tax charge (benefit) for the year	(51,503)	28,692
Debited (credited) to equity	(40,091)	34,517
Adjustment in respect of income tax payable	(84)	(7,282)
Impact from business combinations	—	(32,411)
Balance as of June 30,	$52,611	$144,289

Schedule of current and net deferred tax recognized directly in equity

	2018	2017
	(U.S. $ in thousands)
Amounts recognized directly in equity:
Current tax—credited (debited) directly to equity	$—	$401
Net deferred tax—credited (debited) directly to equity	(40,091)	34,517
	$(40,091)	$34,918

Schedule of losses and credits available for offsetting future profit and taxes
The Group has the following losses and credits available for offsetting future profit and taxes:

	Expiration	Amount carried forward	Amount recognized as of June 30, 2018
United States net operating loss	June 30, 2032-June 30, 2038	$762,682	$3,774
State net operating loss	June 30, 2024-June 30, 2038	110,770	1,879
United Kingdom net operating loss	None	1,790	304
United States research and development credits	June 30, 2031-June 30, 2038	18,211	121
State research and development credits- California	None	6,672	—
State research and development credits- Texas	June 30, 2036-June 30, 2038	1,617	1,557
Australia research and development credits	None	3,778	3,778
Australia capital loss	None	4,637	—
State enterprise zone credits	June 30, 2020-June 30, 2024	867	—